Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2017	2016
8.5% Senior Unsecured Notes	63,250	63,250
Secured Term Loans	541,543	539,467
Total debt outstanding	$604,793	$602,717
Less related deferred financing costs	(3,409)	(4,536)
Total debt, net of deferred financing costs	$601,384	$598,181
Less: Current portion of long term debt, net of deferred financing costs current	(60,763)	(65,072)
Long-term debt, net of current portion and deferred financing costs, non-current	$540,621	$533,109

Schedule of Maturities of Long-term Debt [Table Text Block]
Period			Principal Repayment
January 1, 2018	to	December 31, 2018	$62,059
January 1, 2019	to	December 31, 2019	119,342
January 1, 2020	to	December 31, 2020	183,132
January 1, 2021	to	December 31, 2021	132,494
January 1, 2022	to	December 31, 2022	72,468
January 1, 2023	and thereafter		35,298
		Total	$604,793